Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund
Brandes International Small Cap Fund
Investment Objective
The Brandes International Small Cap Equity Fund (the "International Small Cap Fund") seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Brandes International Small Cap Equity Fund		Class I	Class S
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	5.82%	5.82%
Total Annual Fund Operating Expenses		6.77%	7.02%
Less Fee Waiver and/or Expense Reimbursement		(5.62%)	(5.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.40%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the
International Small Cap Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes International Small Cap Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	117	1,499
Class S	143	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)
measured at the time of purchase in equity securities issued by small capitalization companies located in at least three countries outside of the
United States. The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities)
of $2 billion or less at the time of purchase. Equity securities include common and preferred stocks, warrants, rights, convertible securities and shares of exchange-traded funds ("ETFs") investing in such securities. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. An issuer is determined to be located outside the United States on the basis of the issuer's domicile, principal place of business, primary stock exchange listing, source of revenue or other factors. The International Small
Cap Fund does not invest more than 30% of its total assets, measured at the time of purchase, in securities of companies located in countries considered to have emerging securities markets.

Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund's investment portfolio. When buying equity securities, the Advisor assesses the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices to intrinsic value, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The
Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.
Principal Investment Risks
Because the values of the International Small Cap Fund's investments will fluctuate with market conditions, so will the value of your investment in the
International Small Cap Fund. You could lose money on your investment in the
International Small Cap Fund, or the International Small Cap Fund could underperform other investments. Principal risks of the International Small Cap
Fund are as follows:

  o  Stock Risks - The values of the International Small Cap Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

  o  Small-Cap Company Risk - Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

  o  Convertible Securities Risks - The values of convertible securities are affected by interest rates; if rates rise, the values of convertible securities may fall. A convertible security's market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's
     "conversion price." As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

  o  ETF Risk - ETFs may trade at a discount to the aggregate value of their underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.
     Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

  o  Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International
     Small Cap Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.
     Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

  o  Value Securities Risks - The International Small Cap Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do
so.
Performance
The following performance information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below compares the Fund's total return over time to a broad-based securities index.
The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the
International Small Cap Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.
Brandes International Small Cap Equity Fund Year-by-Year Total Returns as of December 31, 2011 for Class I Shares

Best Quarter Q2 2009 46.08% Worst Quarter Q4 2008 -21.60%
Brandes International Small Cap Equity Fund Average Annual Total Returns For periods ending December 31, 2011
Average Annual Total Returns Brandes International Small Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Class I Shares Return Before Taxes	(16.03%)	0.30%	10.38%
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Class S	Class S Shares Return Before Taxes	(16.03%)	0.30%	10.38%
S&P Developed ex-U.S. SmallCap Index	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)	(14.49%)	(3.20%)	9.44%

More on the International Small Cap Fund's Performance
Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the International Small Cap Fund. The performance information shown for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the International Small Cap Fund's Class I and Class S current net expenses. The performance of the private investment fund prior to
February 1, 2012 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I and Class S expenses, the performance would have been lower and Class S performance would have differed from Class I performance. The private investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

[1]	The Advisor has contractually agreed to limit the International Small Cap Fund's Class I and Class S annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class I and 1.40% for Class S as percentages of the Fund's respective classes' average daily net assets through February 1, 2013 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or any lower expense caps in effect at the time of the reimbursement.